Shareowners' Equity (Changes In Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Capitalization Equity Line Items
Adjustment To Reclass Unrealized Gains To Offset Deferred Acquisition Costs And Present Value Of Future Profits	$ (611)	$ 960	$ (1,171)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance	(18,172)	(9,119)	(20,229)
Accumulated Other Comprehensive Income (Loss) beg bal - adj		157
Other comprehensive income (OCI) before reclassifications - net of deferred taxes	(3,312)	(12,088)	8,844
Benefit (provision) for income taxes	(6,485)	(773)	(1,219)
Other comprehensive income, net of tax	1,575	(9,066)	11,084
Less Other comprehensive income (loss) attributable to noncontrolling interests	69	13	25
Accumulated Other Comprehensive Income (Loss) Ending balance	(16,529)	(18,172)	(9,119)
Investment Securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance	1,013	307	677
Other comprehensive income (OCI) before reclassifications - net of deferred taxes	(486)	562	(692)
OCI before reclassification tax	(270)	352	(408)
Benefit (provision) for income taxes	(36)	(85)	(223)
Reclassification from OCI net of deferred taxes	(67)	(146)	(318)
Other comprehensive income, net of tax	(553)	708	(374)
Less Other comprehensive income (loss) attributable to noncontrolling interests	1	(2)	4
Accumulated Other Comprehensive Income (Loss) Ending balance	460	1,013	307
Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance	(2,428)	126	413
Accumulated Other Comprehensive Income (Loss) beg bal - adj		283
Other comprehensive income (OCI) before reclassifications - net of deferred taxes	(4,932)	(2,600)	510
OCI before reclassification tax	1,348	(129)	(613)
Benefit (provision) for income taxes	(1,489)	(213)	(793)
Reclassification from OCI net of deferred taxes	1,794	129	818
Other comprehensive income, net of tax	(3,137)	(2,730)	(308)
Less Other comprehensive income (loss) attributable to noncontrolling interests	66	19	22
Accumulated Other Comprehensive Income (Loss) Ending balance	(5,499)	(2,428)	126
Cash Flow Hedge
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance	(180)	(257)	(722)
Accumulated Other Comprehensive Income (Loss) beg bal - adj		(414)
Other comprehensive income (OCI) before reclassifications - net of deferred taxes	(732)	(609)	737
OCI before reclassification tax	(21)	22	251
Benefit (provision) for income taxes	86	(34)	176
Reclassification from OCI net of deferred taxes	831	(844)	271
Other comprehensive income, net of tax	99	234	466
Less Other comprehensive income (loss) attributable to noncontrolling interests	0	0	(2)
Accumulated Other Comprehensive Income (Loss) Ending balance	(80)	(180)	(257)
Benefit Plans [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated Other Comprehensive Income (Loss) Beginning balance	(16,578)	(9,296)	(20,597)
Other comprehensive income, net of tax	5,165	(7,278)	11,300
Prior Service credit (costs)- net of deferred taxes	1,541	(396)	6
Net actuarial gain (loss), Tax	647	(5,332)	4,506
Net actuarial gain (loss) - net of deferred taxes	1,227	(9,849)	8,269
Prior service credit (costs), tax	859	219	(5)
Net curtailment/settlement, tax	(42)	41	0
Net curtailment/settlement - net of deferred taxes	(76)	72	0
Prior service cost amortization, tax	103	241	267
Prior service cost amortization - net of deferred taxes	100	349	397
Net actuarial loss amortization, tax	1,199	859	1,343
Net actuarial loss amortization - net of deferred taxes	2,373	1,753	2,640
Less Other comprehensive income (loss) attributable to noncontrolling interests	3	(3)	1
Accumulated Other Comprehensive Income (Loss) Ending balance	$ (11,410)	$ (16,578)	$ (9,296)